Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	0.00%	0.00%	1.80%	0.00%	0.00%	(32.00%)
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net of Valuation Allowance	$ 11,547,000		$ 11,547,000		$ 9,101,000	$ 8,836,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	15,300,000		15,300,000
Decrease in Valuation Allowance Already Held Against Majority of Assets [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net of Valuation Allowance	$ 578,000		$ 578,000